THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, MN 55415

June 3, 2015

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Thrivent Series Funds, Inc.—PRE 14A Filing

(File No. 811-4603)

Ladies and Gentlemen:

I am transmitting herewith for filing electronically a preliminary proxy statement on Schedule 14A for the Thrivent Series Fund, Inc., filed on behalf of each of its series.

Should the staff have any comments or questions regarding the foregoing, please contact the undersigned (612) 844-4198.

Very truly yours,

/s/ Michael W. Kremenak

Michael W. Kremenak

Secretary and Chief Legal Officer

Thrivent Series Fund, Inc.